JAKOTA K-Pop and Korean Entertainment ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.6%

South Korea — 99.6%

Communication Services — 99.6%
Ascendio*	18,934	$10,589
ASTORY*	1,596	9,413
Chorokbaem Media(A)*	4,299	17,642
CJ CGV*	28,498	118,608
CJ ENM*	1,902	105,548
ContentreeJoongAng*	14,300	94,935
CUBE ENTERTAINMENT*	5,838	58,094
Daewon Media	2,284	14,748
Dear U*	3,703	65,897
Dexter Studios*	14,301	61,598
FNC Entertainment*	2,576	5,819
Genie Music*	7,677	14,916
Giantstep*	4,439	22,473
HYBE	1,606	205,307
IHQ(A)*	817	6,391
JYP Entertainment	5,677	237,925
Kakao	7,410	210,984
KEYEAST*	3,652	13,422
KidariStudio*	5,557	15,500
NAVER	1,890	238,867
NHN BUGS*	2,481	7,100
Raemongraein*	1,645	13,944
RBW*	4,586	7,911
Revu*	1,429	10,068
SHOWBOX*	24,475	65,510
SM Culture & Contents*	16,185	21,208
SM Entertainment	1,992	102,150
SOOP	1,826	137,273
Studio Dragon*	3,855	105,983
Wysiwyg Studios*	96,135	108,582
YG Entertainment	3,974	110,986
YLAB*	8,103	42,259
		2,261,650
Total Common Stock
(Cost $2,671,003)		2,261,650
Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(B)	8,613	$8,613

Total Short-Term Investment
(Cost $8,613)		8,613

Total Investments - 100.0%
(Cost $2,679,616)		$2,270,263

Percentages are based on Net Assets of $2,269,243.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued.
(B)	The rate shown is the 7-day effective yield as of July 31, 2024.

KPO-QH-001-0400